UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF NEW CONCEPTS FUND

      September 30, 2004

COMMON STOCKS	Shares	Value

Aircraft - 2.12%
Goodrich Corporation	268,000	$8,404,480
L-3 Communications Holdings, Inc.	239,000	16,013,000

		24,417,480

Banks - 4.29%
Northern Trust Corporation	482,000	19,663,190
Synovus Financial Corp.	1,139,000	29,784,850

		49,448,040

Beverages - 2.45%
Brown-Forman Corporation, Class B	250,750	11,484,350
Coca-Cola Enterprises Inc.	889,000	16,802,100

		28,286,450

Broadcasting - 0.94%
Cox Radio, Inc., Class A*	728,700	10,872,204

Business Equipment and Services - 6.31%
Cintas Corporation	413,000	17,352,195
Lamar Advertising Company*	772,500	32,078,062
Stericycle, Inc.*	507,210	23,273,331

		72,703,588

Capital Equipment - 1.93%
IDEX Corporation	654,450	22,225,122

Communications Equipment - 1.50%
Juniper Networks, Inc.*	510,500	12,050,352
McData Corporation, Class A*	1,061,500	5,291,577

		17,341,929

Computers - Micro - 3.65%
Apple Computer, Inc.(A)*	939,050	36,397,578
Sun Microsystems, Inc.*	1,401,000	5,639,025

		42,036,603

Computers - Peripherals - 4.28%
EMC Corporation*	1,385,000	15,982,900
Electronic Arts Inc.*	247,000	11,360,765
Mercury Interactive Corporation*	351,700	12,253,228
Siebel Systems, Inc.*	1,281,200	9,679,466

		49,276,359

Cosmetics and Toiletries - 2.62%
Estee Lauder Companies Inc. (The), Class A	723,400	30,238,120

Electrical Equipment - 2.15%
Molex Incorporated	282,000	8,407,830
Molex Incorporated, Class A	621,600	16,344,972

		24,752,802

Electronic Components - 6.47%
Altera Corporation*	436,000	8,515,080
Analog Devices, Inc.	265,000	10,276,700
Microchip Technology Incorporated	720,100	19,295,080
Network Appliance, Inc.*	1,260,900	29,013,309
Semtech Corporation*	389,000	7,459,075

		74,559,244

Electronic Instruments - 1.29%
Lam Research Corporation*	679,000	14,853,125

Food and Related - 1.35%
Hershey Foods Corporation	334,300	15,615,153

Health Care - Drugs - 9.39%
Advancis Pharmaceutical Corporation*	403,650	3,287,729
Allergan, Inc.	315,000	22,853,250
Cephalon, Inc.*	314,100	15,043,820
Forest Laboratories, Inc.*	478,600	21,527,428
Gilead Sciences, Inc. (A)*	542,800	20,287,150
ICOS Corporation*	432,000	10,426,320
Neurocrine Biosciences, Inc.*	233,400	11,017,647
Salix Pharmaceuticals, Ltd.*	175,755	3,774,339

		108,217,683

Health Care - General - 6.07%
Biomet, Inc.	739,100	34,645,313
Kyphon Inc.*	467,500	11,589,325
Schein (Henry), Inc.*	381,300	23,756,897

		69,991,535

Hospital Supply and Management - 5.70%
Bard (C. R.), Inc.	692,000	39,187,960
Laboratory Corporation of America Holdings*	607,100	26,542,412

		65,730,372

Hotels and Gaming - 1.57%
Starwood Hotels & Resorts Worldwide, Inc.	390,000	18,103,800

Metal Fabrication - 2.79%
Fastenal Company	558,400	32,161,048

Motor Vehicles - 1.25%
Harley-Davidson, Inc.	242,000	14,384,480

Multiple Industry - 1.49%
AXIS Capital Holdings Limited	530,000	13,780,000
Cabela's Incorporated, Class A*	141,000	3,362,850

		17,142,850

Petroleum - Domestic - 0.92%
XTO Energy Inc.	325,000	10,556,000

Petroleum - International - 3.30%
Burlington Resources Inc.	618,800	25,247,040
Noble Energy, Inc.	219,900	12,806,976

		38,054,016

Petroleum - Services - 0.55%
Smith International, Inc.*	104,000	6,315,920

Publishing - 3.04%
Getty Images, Inc.*	632,800	34,993,840

Restaurants - 0.58%
Starbucks Corporation*	147,150	6,694,589

Retail - General Merchandise - 0.98%
Nordstrom, Inc.	294,250	11,252,120

Security and Commodity Brokers - 3.37%
Ameritrade Holding Corporation*	1,391,000	16,712,865
Chicago Mercantile Exchange Holdings Inc.	137,100	22,114,230

		38,827,095

Timesharing and Software - 12.25%
Alliance Data Systems Corporation*	897,250	36,392,460
eBay Inc.*	575,000	52,879,875
Global Payments Inc.	248,500	13,307,175
Paychex, Inc.	680,000	20,488,400
Total System Services, Inc.	719,400	18,157,656

		141,225,566

Trucking and Shipping - 1.53%
C.H. Robinson Worldwide, Inc.	380,100	17,630,938

TOTAL COMMON STOCKS - 96.13%		$1,107,908,071

(Cost: $838,365,154)

PREFERRED STOCK - 1.08%

Security and Commodity Brokers
Prudential Financial, Inc. and Prudential Financial
Capital Trust I, 6.75%,
Convertible	178,450	$12,469,194

(Cost: $9,539,280)

TOTAL SHORT-TERM SECURITIES - 2.30%		$26,493,273

(Cost: $26,493,273)

TOTAL INVESTMENT SECURITIES - 99.51%		$1,146,870,538

(Cost: $874,397,707)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.49%		5,649,230

NET ASSETS - 100.00%		$1,152,519,768

Notes to Schedule of Investments
*	No dividends were paid during the preceding 12 months.

(A)	Securities serve as cover for the following written call options outstanding as of September 30, 2004.

		Contracts
	Underlying	Subject	Expiration Month/	Premium	Market
	Security	to Call	Exercise Price	Received	Value

	Apple Computer, Inc.	4,678	October/40	$353,188	$491,190
	Gilead Sciences, Inc.	1,805	November/40	155,306	153,425

				$508,494	$644,615

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004